Financial Instruments - Timing Associated with Remaining Contractual Payments Relating to Financial Liabilities (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Non-derivative financial liabilities
Accounts payable and accrued liabilities	$ 12,781	$ 13,023
Non-Derivative Financial Instrument [Member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	12,781
Performance share units	19,620
Pension liability	2,133
Lease liability	3,581
Financial liabilities and contractual commitments, undiscounted cash flows	38,115
Non-Derivative Financial Instrument [Member] | 2021 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities	12,781
Performance share units	0
Pension liability	2,133
Lease liability	455
Financial liabilities and contractual commitments, undiscounted cash flows	15,369
Non-Derivative Financial Instrument [Member] | 2022-2024 [member]
Non-derivative financial liabilities
Performance share units	19,620
Lease liability	2,781
Financial liabilities and contractual commitments, undiscounted cash flows	22,401
Non-Derivative Financial Instrument [Member] | 2025 - 2026 [member]
Non-derivative financial liabilities
Lease liability	345
Financial liabilities and contractual commitments, undiscounted cash flows	345
Non-Derivative Financial Instrument [Member] | 2026 [member]
Non-derivative financial liabilities
Accounts payable and accrued liabilities
Performance share units
Pension liability
Lease liability
Financial liabilities and contractual commitments, undiscounted cash flows